General and Administrative Expenses_Details Of Mileage Stock(Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2016 KRW (₩)
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Number of granted shares	[1]	67,216
Remaining shares	[2]	46,895
Description Of Method Of Settlement For Mileage Stock		Mileage stock is exercisable for two years after one year from the grant date. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock is exercisable at the closing price of the last month prior to transfer or retirement.
Additional Information About Remaining Shares Of Mileage Stock		The remaining shares are assessed based on the stock price as of December 31, 2017. These shares are vested immediately at grant date.
Explanation Of Effect Of Mileage Stock On Financial Positions		As of December 31, 2016 and 2017, the accrued expenses for share-based payments in regards to mileage stock amounted to ₩1,533 million and ₩2,973 million
Liabilities From Mileage Stock | ₩		₩ 2,973	₩ 1,533
Explanation Of Effect Of Mileage Stock On Profit Or Loss		the compensation costs amounting to ₩1,563 million and ₩2,378 million were incurred during the 2016 and 2017, respectively
Expense From Mileage Stock Transactions With Employees | ₩		₩ 2,378	₩ 1,563
Stock Granted In201601 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 23, 2016
Number of granted shares	[1]	33,829
Expected exercise period (Years)	[1]	1.06
Remaining shares	[2]	18,196
Stock Granted In201602 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 29, 2016
Number of granted shares	[1]	60
Expected exercise period (Years)	[1]	1.33
Remaining shares	[2]	39
Stock Granted In201603 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 07, 2016
Number of granted shares	[1]	280
Expected exercise period (Years)	[1]	1.52
Remaining shares	[2]	125
Stock Granted In201604 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 18, 2016
Number of granted shares	[1]	767
Expected exercise period (Years)	[1]	1.55
Remaining shares	[2]	0
Stock Granted In201605 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 03, 2016
Number of granted shares	[1]	107
Expected exercise period (Years)	[1]	1.59
Remaining shares	[2]	53
Stock Granted In201606 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 17, 2016
Number of granted shares	[1]	51
Expected exercise period (Years)	[1]	1.63
Remaining shares	[2]	44
Stock Granted In201607 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 30, 2016
Number of granted shares	[1]	256
Expected exercise period (Years)	[1]	1.66
Remaining shares	[2]	219
Stock Granted In201608 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 06, 2016
Number of granted shares	[1]	206
Expected exercise period (Years)	[1]	1.68
Remaining shares	[2]	120
Stock Granted In201609 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 07, 2016
Number of granted shares	[1]	105
Expected exercise period (Years)	[1]	1.77
Remaining shares	[2]	97
Stock Granted In201610 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2016
Number of granted shares	[1]	118
Expected exercise period (Years)	[1]	1.84
Remaining shares	[2]	95
Stock Granted In201611 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 07, 2016
Number of granted shares	[1]	211
Expected exercise period (Years)	[1]	1.93
Remaining shares	[2]	150
Stock Granted In201612 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 08, 2016
Number of granted shares	[1]	43
Expected exercise period (Years)	[1]	1.94
Remaining shares	[2]	43
Stock Granted In201613 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 15, 2016
Number of granted shares	[1]	12
Expected exercise period (Years)	[1]	1.96
Remaining shares	[2]	12
Stock Granted In201614 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 20, 2016
Number of granted shares	[1]	309
Expected exercise period (Years)	[1]	1.97
Remaining shares	[2]	307
Stock Granted In201615 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 28, 2016
Number of granted shares	[1]	76
Expected exercise period (Years)	[1]	1.99
Remaining shares	[2]	64
Stock Granted In201616 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 30, 2016
Number of granted shares	[1]	210
Expected exercise period (Years)	[1]	2
Remaining shares	[2]	159
Stock Granted in201701 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 09, 2017
Number of granted shares	[1]	28,925
Expected exercise period (Years)	[1]	2.02
Remaining shares	[2]	25,521
Stock Granted in201702 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 03, 2017
Number of granted shares	[1]	43
Expected exercise period (Years)	[1]	2.09
Remaining shares	[2]	43
Stock Granted in201703 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 03, 2017
Number of granted shares	[1]	82
Expected exercise period (Years)	[1]	2.25
Remaining shares	[2]	82
Stock Granted in201704 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 22, 2017
Number of granted shares	[1]	20
Expected exercise period (Years)	[1]	2.39
Remaining shares	[2]	20
Stock Granted in201705 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 03, 2017
Number of granted shares	[1]	52
Expected exercise period (Years)	[1]	2.5
Remaining shares	[2]	52
Stock Granted in201706 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 16, 2017
Number of granted shares	[1]	204
Expected exercise period (Years)	[1]	2.62
Remaining shares	[2]	204
Stock Granted in201707 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 17, 2017
Number of granted shares	[1]	40
Expected exercise period (Years)	[1]	2.63
Remaining shares	[2]	40
Stock Granted in201708 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 22, 2017
Number of granted shares	[1]	33
Expected exercise period (Years)	[1]	2.64
Remaining shares	[2]	33
Stock Granted in201709 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 25, 2017
Number of granted shares	[1]	387
Expected exercise period (Years)	[1]	2.65
Remaining shares	[2]	387
Stock Granted in201710 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 14, 2017
Number of granted shares	[1]	82
Expected exercise period (Years)	[1]	2.7
Remaining shares	[2]	82
Stock Granted in201711 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 20, 2017
Number of granted shares	[1]	9
Expected exercise period (Years)	[1]	2.8
Remaining shares	[2]	9
Stock Granted in201712 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2017
Number of granted shares	[1]	120
Expected exercise period (Years)	[1]	2.84
Remaining shares	[2]	120
Stock Granted in201713 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2017
Number of granted shares	[1]	106
Expected exercise period (Years)	[1]	2.85
Remaining shares	[2]	106
Stock Granted in201714 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 06, 2017
Number of granted shares	[1]	77
Expected exercise period (Years)	[1]	2.93
Remaining shares	[2]	77
Stock Granted in201715 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 08, 2017
Number of granted shares	[1]	28
Expected exercise period (Years)	[1]	2.94
Remaining shares	[2]	28
Stock Granted in201716 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 26, 2017
Number of granted shares	[1]	254
Expected exercise period (Years)	[1]	2.99
Remaining shares	[2]	254
Stock Granted in201717 Member [Member]
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 29, 2017
Number of granted shares	[1]	114
Expected exercise period (Years)	[1]	2.99
Remaining shares	[2]	114

[1]	Mileage stock is exercisable for two years after one year from the grant date. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock is exercisable at the closing price of the last month prior to transfer or retirement.
[2]	The remaining shares are assessed based on the stock price as of December31, 2017. These shares are vested immediately at grant date.